LVIP Wellington Mid-Cap Value Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.39%
Aerospace & Defense–1.12%
Moog Class A	41,813	$ 2,656,380
		2,656,380
Auto Components–1.18%
Gentex	108,230	2,786,923
		2,786,923
Banks–9.49%
Atlantic Union Bankshares	156,045	3,334,682
BancorpSouth Bank	119,382	2,313,623
South State	78,269	3,768,652
Sterling Bancorp	265,884	2,797,100
Synovus Financial	170,779	3,615,391
Western Alliance Bancorp	111,013	3,510,231
Zions Bancorp	107,099	3,129,433
		22,469,112
Building Products–4.03%
Fortune Brands Home & Security	48,365	4,184,540
†JELD-WEN Holding	163,022	3,684,297
†PGT Innovations	94,986	1,664,155
		9,532,992
Chemicals–3.11%
Celanese	44,292	4,759,175
FMC	24,657	2,611,423
		7,370,598
Commercial Services & Supplies–1.99%
†Clean Harbors	84,141	4,714,420
		4,714,420
Communications Equipment–4.10%
†Ciena	59,398	2,357,507
†F5 Networks	17,642	2,165,908
†Lumentum Holdings	68,793	5,168,418
		9,691,833
Construction Materials–0.70%
Buzzi Unicem	70,976	1,649,024
		1,649,024
Consumer Finance–1.24%
SLM	363,983	2,944,622
		2,944,622
Containers & Packaging–1.87%
†Crown Holdings	57,419	4,413,224
		4,413,224
Diversified Financial Services–1.97%
Voya Financial	97,121	4,655,010
		4,655,010
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–2.49%
Alliant Energy	35,764	$ 1,847,211
Evergy	50,179	2,550,097
Portland General Electric	42,257	1,500,123
		5,897,431
Electrical Equipment–1.07%
EnerSys	37,837	2,539,619
		2,539,619
Electronic Equipment, Instruments & Components–1.56%
†Coherent	19,734	2,189,092
†Rogers	15,346	1,504,829
		3,693,921
Equity Real Estate Investment Trusts–11.26%
American Assets Trust	67,821	1,633,808
American Campus Communities	70,685	2,468,320
Americold Realty Trust	50,466	1,804,160
Corporate Office Properties Trust	84,964	2,015,346
Essential Properties Realty Trust	124,088	2,273,292
First Industrial Realty Trust	58,922	2,345,096
Gaming and Leisure Properties	141,880	5,239,628
Highwoods Properties	76,644	2,572,939
Host Hotels & Resorts	182,587	1,970,114
Life Storage	25,675	2,702,807
Physicians Realty Trust	91,055	1,630,795
		26,656,305
Food & Staples Retailing–1.60%
†U.S. Foods Holding	170,395	3,786,177
		3,786,177
Food Products–2.07%
†Post Holdings	28,951	2,489,786
†Simply Good Foods	109,240	2,408,742
		4,898,528
Health Care Equipment & Supplies–4.37%
†Avanos Medical	72,100	2,395,162
DENTSPLY SIRONA	82,024	3,586,910
Hill-Rom Holdings	30,780	2,570,438
†Hologic	26,901	1,788,109
		10,340,619
Health Care Providers & Services–4.06%
†Acadia Healthcare	81,394	2,399,495
Encompass Health	67,794	4,405,254
†Molina Healthcare	15,268	2,794,655
		9,599,404
LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.90%
†Denny's	210,340	$ 2,103,400
Wyndham Hotels & Resorts	94,282	4,761,241
		6,864,641
Household Durables–1.31%
Lennar Class A	38,055	3,108,332
		3,108,332
Insurance–8.58%
Assurant	39,660	4,811,155
CNO Financial Group	261,733	4,198,197
Hanover Insurance Group	43,727	4,074,482
Kemper	47,666	3,185,519
Lancashire Holdings	208,964	1,867,842
RenaissanceRe Holdings	12,749	2,164,015
		20,301,210
IT Services–2.33%
Amdocs	54,466	3,126,893
Leidos Holdings	26,742	2,384,049
		5,510,942
Machinery–10.71%
†Colfax	138,477	4,342,639
†Ingersoll Rand	140,545	5,003,402
John Bean Technologies	34,031	3,127,109
Kennametal	134,475	3,891,706
†Meritor	95,721	2,004,398
Rexnord	107,641	3,212,007
†SPX FLOW	87,980	3,767,304
		25,348,565
Media–1.19%
TEGNA	238,730	2,805,078
		2,805,078
Metals & Mining–1.76%
Reliance Steel & Aluminum	40,749	4,158,028
		4,158,028
Oil, Gas & Consumable Fuels–1.71%
Delek US Holdings	117,457	1,307,296
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy	91,289	$ 2,749,625
		4,056,921
Road & Rail–0.74%
Knight-Swift Transportation Holdings	43,116	1,754,821
		1,754,821
Semiconductors & Semiconductor Equipment–2.94%
MKS Instruments	37,521	4,098,419
†Onto Innovation	46,309	1,379,082
†Tower Semiconductor	81,829	1,490,924
		6,968,425
Software–0.55%
SS&C Technologies Holdings	21,669	1,311,408
		1,311,408
Textiles, Apparel & Luxury Goods–5.39%
Carter's	56,285	4,873,155
Columbia Sportswear	50,428	4,386,228
Steven Madden	179,774	3,505,593
		12,764,976
Total Common Stock (Cost $223,852,356)		235,249,489
MASTER LIMITED PARTNERSHIP–0.25%
Viper Energy Partners	79,048	594,441
Total Master Limited Partnership (Cost $2,062,531)		594,441

MONEY MARKET FUND–0.28%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	658,368	658,368
Total Money Market Fund (Cost $658,368)		658,368

TOTAL INVESTMENTS–99.92% (Cost $226,573,255)	236,502,298
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	179,920
NET ASSETS APPLICABLE TO 11,658,429 SHARES OUTSTANDING–100.00%	$236,682,218

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Mid-Cap Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$2,656,380	$—	$—	$2,656,380
Auto Components	2,786,923	—	—	2,786,923
Banks	22,469,112	—	—	22,469,112
Building Products	9,532,992	—	—	9,532,992
Chemicals	7,370,598	—	—	7,370,598
Commercial Services & Supplies	4,714,420	—	—	4,714,420
Communications Equipment	9,691,833	—	—	9,691,833
Construction Materials	—	1,649,024	—	1,649,024
Consumer Finance	2,944,622	—	—	2,944,622
Containers & Packaging	4,413,224	—	—	4,413,224
Diversified Financial Services	4,655,010	—	—	4,655,010
Electric Utilities	5,897,431	—	—	5,897,431
Electrical Equipment	2,539,619	—	—	2,539,619
Electronic Equipment, Instruments & Components	3,693,921	—	—	3,693,921
Equity Real Estate Investment Trusts	26,656,305	—	—	26,656,305
Food & Staples Retailing	3,786,177	—	—	3,786,177
Food Products	4,898,528	—	—	4,898,528
Health Care Equipment & Supplies	10,340,619	—	—	10,340,619
Health Care Providers & Services	9,599,404	—	—	9,599,404
Hotels, Restaurants & Leisure	6,864,641	—	—	6,864,641
Household Durables	3,108,332	—	—	3,108,332
Insurance	18,433,368	1,867,842	—	20,301,210
IT Services	5,510,942	—	—	5,510,942
Machinery	25,348,565	—	—	25,348,565
Media	2,805,078	—	—	2,805,078
Metals & Mining	4,158,028	—	—	4,158,028
Oil, Gas & Consumable Fuels	4,056,921	—	—	4,056,921
Road & Rail	1,754,821	—	—	1,754,821
Semiconductors & Semiconductor Equipment	6,968,425	—	—	6,968,425
Software	1,311,408	—	—	1,311,408
Textiles, Apparel & Luxury Goods	12,764,976	—	—	12,764,976
Master Limited Partnership	594,441	—	—	594,441
Money Market Fund	658,368	—	—	658,368
Total Investments	$232,985,432	$3,516,866	$—	$236,502,298
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Wellington Mid-Cap Value Fund–4